Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities and Reinsurance Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance contract liabilities
Insurance contract liabilities, beginning balance	$ 131,184
Insurance contract liabilities, change in balances on in-force policies	9,919	$ 8,559
Insurance contract liabilities, balances arising from new policies	5,004	3,171
Insurance contract liabilities, method and assumption changes	(63)	(363)
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	14,860	11,367
Insurance contract liabilities, other changes	0	(123)
Insurance contract liabilities, foreign exchange rate movements	(1,021)	(2,252)
Insurance contract liabilities, ending balance	145,773	131,184
Reinsurance assets
Reinsurance assets, beginning balance	4,024
Reinsurance assets, change in balances on in-force policies	(107)	268
Reinsurance assets, change in balances arising from new policies	82	136
Reinsurance assets, method and assumption changes	(179)	(376)
Reinsurance assets, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(204)	28
Reinsurance assets, other changes	0	(123)
Reinsurance assets, foreign exchange rate movements	(65)	(163)
Reinsurance assets, ending balance	3,843	4,024
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	127,160
Net change in balances on in-force policies	10,026	8,291
Net balance arising from new policies	4,922	3,035
Net method and assumption change	116	13
Net increase (decrease) in Insurance contract liabilities and Reinsurance assets	15,064	11,339
Net, other changes	0	0
Net foreign exchange rate movement	(956)	(2,089)
Net insurance contract liabilities and reinsurance assets, ending balance	141,930	127,160
Balances before Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	123,894	114,902
Insurance contract liabilities, ending balance	137,733	123,894
Reinsurance assets
Reinsurance assets, beginning balance	3,395	3,653
Reinsurance assets, ending balance	3,126	3,395
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	120,499	111,249
Net insurance contract liabilities and reinsurance assets, ending balance	134,607	120,499
Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	7,290
Insurance contract liabilities, ending balance	8,040	7,290
Reinsurance assets
Reinsurance assets, beginning balance	629
Reinsurance assets, ending balance	717	629
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	6,661
Net insurance contract liabilities and reinsurance assets, ending balance	$ 7,323	$ 6,661